Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Jan. 10, 2022	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value			$ 7,400			$ 5,900
Fair Value Asset (Liability)	$ (68,000,000)				$ (53,000,000)		$ 3,000,000
Interest rate sensitivity floating rate debt	1,000,000				1,000,000
Cash and cash equivalents	2,873,000,000				378,000,000		$ 186,000,000	$ 781,000,000
Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	12,113,000,000		7,385		7,510,000,000	5,898
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	9,363,000,000		7,385		7,510,000,000	5,898
U.S. Dollar Denominated Unsecured Notes | 3.80% due September 15, 2023 | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 146,000,000		$ 115		573,000,000	450
Long-term debt, interest rate	3.80%	3.80%	3.80%
U.S. Dollar Denominated Unsecured Notes | 4.00% due April 15, 2024 | Long-Term Debt
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 341,000,000		$ 269		0	$ 0
Long-term debt, interest rate	4.00%	4.00%	4.00%	4.00%
WRB Refining LP
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities			$ 88
Sunrise
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	$ 5,000,000
Uncommitted Demand Facility
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	1,900,000,000
Top of range | Uncommitted Demand Facility
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Amount of undrawn facilities for general purposes	1,400,000,000
Liquidity risk | Committed Credit Facility
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities	$ 6,000,000,000
Liquidity risk | Top of range | Base Shelf Prospectus
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Uncommitted demand facilities			4,700
Interest rate risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Changes in interest rate percentage	100.00%
Foreign exchange contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value			$ 144
Fair Value Asset (Liability)	$ 2,000,000
Interest rate swap contract
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0				$ 0
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.10%		0.10%		0.50%	0.50%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days		60 days
Trade Receivables | Credit risk | Investment grade counterparties | Bottom of range
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	97.00%		97.00%
Cross Currency Interest Rate Swap
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0				$ 0